Income Taxes	6 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 8 – INCOME TAXES

The Company adopted the provisions of uncertain tax positions as addressed in ASC 740-10-65-1. As a result of the implementation of ASC 740-10-65-1, the Company do not have any material unrecognized tax benefits.

As of December 31, 2018 and June 30, 2018 the Company had net operating loss carry forwards of approximately $111,335 and $61,912 respectively that may be available to reduce future years’ taxable income in varying amounts through 2038. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

The valuation allowance at December 31, 2018 and June 30, 2018 was approximately $15,823 and $, respectively. The net change in valuation allowance during the six months ended December 31, 2018 and 2017, the year ended June 30, 2018 and 2017 was $10,378, $2,595, $1,384 and $4,061, respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on consideration of these items, management has determined that enough uncertainty exists relative to the realization of the deferred income tax asset balances to warrant the application of a full valuation allowance as of December 31, 2018 and 2017, June 30, 2018 and 2017.

In February 2019, the Company was redomiciled from Nevada to the Cayman Islands. As a result of the redomicile, the accumulated tax loss cannot be utilized against any taxable income available in the future.

The provision for Federal income tax consists of the following:

	Restated (Note 9) As of December 31, 2018	As of December 31, 2017	As of June 30, 2018	As of June 30, 2017
	(Audited)	(Unaudited)	(Audited)	(Audited)
Non-current deferred tax assets:
Net operating loss carryforward	$(15,823)	$(1,466)	$(5,445)	(4,061)
Valuation allowance	$15,823	$1,466	$5,445	4,061
Net deferred tax assets	$-	$-	$-	-